Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way
Glendora, California  91741

November 21, 2012

FILED VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 Portfolio 21 (S000004945)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 478 to the Trust’s Registration Statement for the purpose of changing the name of its series: Portfolio 21 to Portfolio 21 Global Equity Fund and providing corresponding disclosure pursuant to the Names Rule.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on January 20, 2013.  At or before that time, the Trust may file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures